UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2011
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		AR Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Annie Kim
Title:	Vice President/Portfolio Manager
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Annie Kim		Beverly Hills, CA	February 10, 2012

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	95
Form 13F Information Table Value Total:	177,509

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON Corporation                COM              037389103      544    11618 SH       SOLE                                      11618
AT&T Inc                       COM              78387G103     1785    59038 SH       SOLE                                      59038
Abbott Laboratories            COM              002824100      489     8700 SH       SOLE                                       8700
Alleghany Corp                 COM              017175100      455     1594 SH       SOLE                                       1594
Altria Group Inc               COM              02209S103     3122   105306 SH       SOLE                                     105306
American Electric Power        COM              025537101      413    10000 SH       SOLE                                      10000
Apple Inc                      COM              037833100     2288     5650 SH       SOLE                                       5650
Archer-Daniels-Midland Corp    COM              039483102      291    10172 SH       SOLE                                      10172
AvalonBay Communities, Inc REI COM              053484101      653     5000 SH       SOLE                                       5000
BP PLC Spons ADR               COM              055622104      540    12642 SH       SOLE                                      12642
Banco Santander SA ADR         COM              05964h105      393    52218 SH       SOLE                                      52218
Bank of America (New)          COM              060505104      540    97199 SH       SOLE                                      97199
Bank of Hawaii Corporation     COM              062540109      667    15000 SH       SOLE                                      15000
Baxter Int'l Inc               COM              071813109      267     5406 SH       SOLE                                       5406
Berkshire Hathaway Cl B        COM              084670207     1527    20014 SH       SOLE                                      20014
Berkshire Hathaway Inc Cl A    COM              084670108     2180       19 SH       SOLE                                         19
Boeing Co                      COM              097023105      484     6600 SH       SOLE                                       6600
Boston Properties Inc. REIT    COM              101121101      598     6000 SH       SOLE                                       6000
Bristol-Myers Squibb Co        COM              110122108     2944    83544 SH       SOLE                                      83544
Caterpillar Inc                COM              149123101     2763    30500 SH       SOLE                                      30500
Cheung Kong Holding            COM              166744201      355    30000 SH       SOLE                                      30000
Chevron Corp                   COM              166764100    11607   109088 SH       SOLE                                     109088
Chubb Corp                     COM              171232101      277     4000 SH       SOLE                                       4000
Cisco Systems Inc              COM              17275R102      401    22200 SH       SOLE                                      22200
Coca Cola Enterprises          COM              191219104     1031    40000 SH       SOLE                                      40000
Coca-Cola Co                   COM              191216100     6292    89926 SH       SOLE                                      89926
CommonWealth REIT (frmly HRPT  COM              203233101     5061   304166 SH       SOLE                                     304166
ConocoPhillips                 COM              20825c104     1436    19700 SH       SOLE                                      19700
Delphi Financial Group Inc     COM              247131105      203     4590 SH       SOLE                                       4590
Diageo PLC ADR                 COM              25243Q205     3434    39285 SH       SOLE                                      39285
Disney Walt Co                 COM              254687106      619    16520 SH       SOLE                                      16520
EOG Resources Inc              COM              26875P101      493     5000 SH       SOLE                                       5000
Emerson Electric Co            COM              291011104      332     7130 SH       SOLE                                       7130
Enterprise Products Partners L COM              293792107     1799    38790 SH       SOLE                                      38790
Exxon Mobil Corporation        COM              30231G102    13844   163326 SH       SOLE                                     163326
Fidelity National Financial, I COM              31620r105      167    10458 SH       SOLE                                      10458
Ford Motor Cp DE NEW           COM              345370100      329    30585 SH       SOLE                                      30585
Freeport-McMoran Copper & Gold COM              35671d857     1717    46680 SH       SOLE                                      46680
General Electric               COM              369604103     3978   222110 SH       SOLE                                     222110
General Growth Properties - RE COM              370021107      751    49977 SH       SOLE                                      49977
General Mills Inc              COM              370334104      323     8000 SH       SOLE                                       8000
HSBC Holdings Plc Ltd ADR      COM              404280406      596    15650 SH       SOLE                                      15650
Heinz (H.J.)                   COM              423074103      432     8000 SH       SOLE                                       8000
Home Depot                     COM              437076102      992    23600 SH       SOLE                                      23600
Home Properties Inc - REIT     COM              437306103      864    15000 SH       SOLE                                      15000
Howard Hughes Corp (The)(spino COM              44267d107      211     4787 SH       SOLE                                       4787
Hugoton Royalty Trust Texas    COM              444717102      245    13000 SH       SOLE                                      13000
IAC/InterActiveCorp            COM              44919p300      215     5050 SH       SOLE                                       5050
Intel Corp                     COM              458140100     1406    58000 SH       SOLE                                      58000
International Business Machine COM              459200101    10608    57692 SH       SOLE                                      57692
JPMorgan Chase & Co.           COM              46625H100     1847    55534 SH       SOLE                                      55534
Johnson & Johnson              COM              478160104     2611    39810 SH       SOLE                                      39810
Kimberly-Clark                 COM              494368103     1180    16040 SH       SOLE                                      16040
Kinder Morgan Energy Partners  COM              494550106     7463    87850 SH       SOLE                                      87850
Kinder Morgan Inc              COM              49456B101      322    10000 SH       SOLE                                      10000
Kraft Foods Inc CL A (Altria s COM              50075n104     1721    46053 SH       SOLE                                      46053
Loews Corp                     COM              540424108     3130    83129 SH       SOLE                                      83129
Lorillard, Inc.                COM              544147101     4130    36231 SH       SOLE                                      36231
Macy's Inc. (formerly Federate COM              55616P104     3601   111914 SH       SOLE                                     111914
Medco Health Solutions Inc (Me COM              58405U102     1689    30210 SH       SOLE                                      30210
Merck & Co.                    COM              589331107     6129   162570 SH       SOLE                                     162570
Microsoft Corp                 COM              594918104      358    13800 SH       SOLE                                      13800
Nestle ADR                     COM              641069406      462     8000 SH       SOLE                                       8000
New York Community Bancorp, In COM              649445103     1174    94900 SH       SOLE                                      94900
News Corp Inc CL A             COM              65248E104     1549    86842 SH       SOLE                                      86842
Nike Inc., Cl B                COM              654106103      964    10000 SH       SOLE                                      10000
Pall Corp                      COM              696429307      620    10851 SH       SOLE                                      10851
PepsiCo                        COM              713448108     2920    44009 SH       SOLE                                      44009
Pfizer, Inc.                   COM              717081103     3748   173215 SH       SOLE                                     173215
Philip Morris International-Al COM              718172109     9434   120206 SH       SOLE                                     120206
Procter & Gamble Co            COM              742718109     4574    68559 SH       SOLE                                      68559
Public Storage - REIT          COM              74460D109      630     4688 SH       SOLE                                       4688
Qualcomm                       COM              747525103     1231    22500 SH       SOLE                                      22500
Ralph Lauren Corp (fmly Polo R COM              731572103      414     3000 SH       SOLE                                       3000
Rio Tinto PLC Sponsored ADR    COM                             489    10000 SH       SOLE                                      10000
Roche Holdings Ltd ADR         COM              771195104     1918    45075 SH       SOLE                                      45075
Royal Dutch Shell PLC - ADR A  COM              780259206     6538    89450 SH       SOLE                                      89450
Singapore Airlines             COM              870794302      683    87911 SH       SOLE                                      87911
Swire Pacific Ltd Spons ADR Rp COM              870794302      480    40000 SH       SOLE                                      40000
Sysco Corp                     COM              871829107      293    10000 SH       SOLE                                      10000
Tanger Factory Outlet REIT     COM              875465106      739    25200 SH       SOLE                                      25200
Target Corp-frmly Dayton Hudso COM              87612E106     1573    30720 SH       SOLE                                      30720
Teva Pharmaceuticals ADR       COM              881624209      404    10000 SH       SOLE                                      10000
Texas Instruments Inc.         COM              882508104      291    10000 SH       SOLE                                      10000
Tiffany & Co                   COM              886547108      550     8300 SH       SOLE                                       8300
Total SA Spon ADR              COM              89151E109      815    15950 SH       SOLE                                      15950
U.S. Bancorp (Formerly First B COM              902973106      400    14789 SH       SOLE                                      14789
United Technologies Corp       COM              913017109     1052    14400 SH       SOLE                                      14400
Verizon                        COM              92343V104     1012    25236 SH       SOLE                                      25236
WalMart Stores                 COM              931142103     1602    26800 SH       SOLE                                      26800
Yum Brands Inc (formerly Trico COM              895953107      415     7040 SH       SOLE                                       7040
Zimmer Holdings Inc            COM              98956P102      380     7122 SH       SOLE                                       7122
GE Capital Corp 6.625% Callabl                  369622527      527    20000 SH       SOLE                                      20000
MPG Office Tr 7.625% Callable                   559775200      125    10000 SH       SOLE                                      10000
GM Ser B 4.75% Convert until 1                  37045v209     2356    68800 SH       SOLE                                      68800